Stockholders' Equity - Redeemable Warrants (Details) - IPO - DFHT - $ / shares		3 Months Ended	12 Months Ended
	Jul. 16, 2020	Mar. 31, 2022	Dec. 31, 2021
Public Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued	2,875,000
Number of shares issued for each warrant upon conversion	1
Exercise price of warrants	$ 11.50
Warrants exercise period description		any time commencing on the later of 12 months from the closing of the IPO and 30 days after the completion of the Business Combination	any time commencing on the later of 12 months from the closing of the IPO and 30 days after the completion of the Business Combination
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued	2,916,667
Issue price of warrant	$ 1.50
Locking period of warrants after completion of business combination	30 days